Segments - Long-lived Assets By Geographic Areas (Details) - Operating Segments - Dayrate - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 2,824.6	$ 2,683.3
Middle East
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	0.0	40.7
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	266.4	297.3
West Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	587.3	646.1
South East Asia
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	1,277.4	978.1
Mexico
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 693.5	$ 721.1